Document and Entity Information	Jan. 20, 2021
Cover [Abstract]
Entity Registrant Name	JACOBS ENGINEERING GROUP INC /DE/
Amendment Flag	false
Entity Central Index Key	0000052988
Document Type	8-K
Document Period End Date	Jan. 20, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-7463
Entity Tax Identification Number	95-4081636
Entity Address, Address Line One	1999 Bryan Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	583-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 par value
Trading Symbol	J
Security Exchange Name	NYSE
Entity Emerging Growth Company	false